Other investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Impairment charged during the year	$ (40)	$ (72)
Loan provided by subsidiary	21	39	$ 94
Loans
Disclosure of financial assets [line items]
Impairment charged during the year	(40)	(63)
Loan provided by subsidiary	15	11	63
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	136	137	138
Customers and third parties | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary	15	11	6
Associates | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary	$ 2	$ 0	$ 57